Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Apr. 01, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015
C000009466
Account Value [Line Items]
Line Graph and Table Measure Name	Investor shares
Account Value	$ 27,383	$ 27,040	$ 25,947	$ 24,465	$ 24,584	$ 26,310	$ 26,891	$ 26,282	$ 26,671	$ 25,272	$ 25,705	$ 25,188	$ 24,696	$ 24,516	$ 23,603	$ 22,439	$ 23,443	$ 22,901	$ 21,944	$ 21,565	$ 20,557	$ 18,605	$ 19,066	$ 20,185	$ 20,528	$ 19,994	$ 18,926	$ 18,590	$ 18,537	$ 17,694	$ 18,069	$ 16,794	$ 17,975	$ 16,986	$ 16,042	$ 17,668	$ 18,560	$ 16,918	$ 18,308	$ 18,470	$ 20,836	$ 20,171	$ 20,837	$ 22,601	$ 22,132	$ 22,382	$ 20,716	$ 21,894	$ 21,247	$ 20,692	$ 19,799	$ 19,909	$ 19,000	$ 18,681	$ 18,669	$ 18,632	$ 17,860	$ 16,136	$ 16,602	$ 17,211	$ 15,924	$ 14,881	$ 14,334	$ 13,589		$ 12,060	$ 13,471	$ 14,472	$ 14,265	$ 13,864	$ 13,393	$ 13,056	$ 12,851	$ 13,055	$ 12,840	$ 11,984	$ 12,785	$ 12,309	$ 12,071	$ 11,644	$ 10,834	$ 11,857	$ 11,582	$ 12,576	$ 12,600	$ 12,280	$ 11,808	$ 11,893	$ 11,766	$ 11,832	$ 12,043	$ 12,533	$ 11,916	$ 11,880	$ 11,611	$ 11,369	$ 11,157	$ 11,131	$ 10,881	$ 10,968	$ 10,960	$ 10,852	$ 10,895	$ 10,540	$ 10,324	$ 10,192	$ 9,719	$ 9,931	$ 9,821	$ 9,758	$ 9,231	$ 9,448	$ 9,356	$ 9,410	$ 8,804	$ 8,680	$ 9,281	$ 9,655	$ 9,653	$ 9,072	$ 9,381	$ 10,000
C000071456
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional shares
Account Value	$ 1,415,091	1,396,785	1,340,089	1,263,106	1,268,944	1,357,967	1,387,155	1,355,778	1,375,023	1,302,580	1,324,764	1,297,760	1,272,123	1,262,769	1,215,122	1,154,937	1,206,475	1,178,604	1,128,891	1,109,213	1,056,876	956,417	979,994	1,037,257	1,054,676	1,027,011	971,924	954,203	951,477	907,973	926,669	861,401	921,822	870,851	822,211	905,327	950,943	866,371	937,478	945,462	1,066,223	1,031,985	1,065,886	1,155,957	1,131,488	1,143,722	1,058,397	1,118,285	1,085,044	1,056,506	1,010,467	1,015,792	969,121	952,386	951,761	949,572	910,036	821,564	845,360	875,916	810,390	757,055	728,752	691,037		612,870	684,401	735,231	724,339	703,733	679,772	662,615	651,903	661,946	651,017	607,551	647,680	623,484	611,254	589,529	548,426	599,869	585,709	635,912	637,111	620,433	596,570	600,629	593,986	597,052	607,705	632,187	600,820	599,072	585,322	572,717	561,945	560,570	547,736	551,862	551,403	545,903	547,736	529,860	518,860	512,012	488,141	498,653	493,017	489,522	463,091	473,576	468,989	471,610	441,125	434,637	464,694	483,329	482,942	453,943	469,171	500,000
C000009467
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y shares
Account Value	$ 28,091	27,735	26,605	25,080	25,195	26,959	27,545	26,923	27,313	25,876	26,316	25,785	25,269	25,084	24,149	22,955	23,977	23,420	22,434	22,050	21,011	19,016	19,484	20,623	20,969	20,426	19,330	18,985	18,924	18,061	18,439	17,143	18,340	17,327	16,367	18,014	18,928	17,247	18,662	18,821	21,228	20,549	21,230	23,020	22,534	22,783	21,081	22,280	21,612	21,045	20,133	20,238	19,304	18,979	18,961	18,917	18,134	16,373	16,846	17,462	16,151	15,090	14,526	13,775		12,218	13,647	14,660	14,443	14,035	13,551	13,209	13,002	13,202	12,984	12,114	12,920	12,437	12,196	11,756	10,937	11,971	11,688	12,690	12,710	12,382	11,906	11,990	11,857	11,918	12,127	12,621	12,011	11,963	11,678	11,431	11,222	11,184	10,937	11,013	11,013	10,900	10,956	10,596	10,368	10,234	9,756	9,963	9,856	9,793	9,257	9,462	9,368	9,431	8,823	8,686	9,294	9,664	9,654	9,074	9,383	10,000
C000217516
Account Value [Line Items]
Line Graph and Table Measure Name	Investor shares
Account Value	$ 17,476	17,745	17,303	16,581	16,323	17,055	17,637	17,023	17,917	17,174	17,917	17,831	17,217	17,088	17,182	16,072	16,837	16,611	15,695	15,469	14,586	13,218	13,875	14,521	14,963	14,586	13,778	13,950	14,575	14,532	14,672	13,670	14,554	13,821	13,002	14,133	14,855	13,412	14,510	14,597	16,977	16,439	16,546	18,776	19,588	21,138	19,009	20,074	19,702	19,371	18,234	18,709	18,658	19,764	20,715	20,084	18,850	16,410	16,600	16,480	15,280	13,600	12,870	11,680	$ 10,000
C000217517
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional shares
Account Value	$ 885,550	898,533	876,490	839,227	825,726	862,989	892,692	860,829	906,193	868,390	905,653	901,332	870,010	862,989	867,410	811,309	849,609	838,281	791,890	780,562	735,788	666,741	699,646	732,012	754,129	735,249	694,252	702,883	734,170	732,012	738,486	687,779	732,012	695,331	654,334	710,974	747,117	674,293	729,315	733,091	852,846	825,874	830,729	942,931	982,964	1,060,484	954,023	1,007,253	988,132	971,077	914,229	937,485	935,418	990,199	1,037,745	1,005,703	944,000	821,500	831,000	824,500	764,500	680,500	643,500	584,000	500,000
C000039201
Account Value [Line Items]
Line Graph and Table Measure Name	Investor shares
Account Value	$ 16,673	16,863	16,446	15,691	14,982	15,187	14,809	14,211	14,636	14,341	15,055	14,869	14,356	13,999	14,365	13,570	13,998	13,433	13,097	13,127	12,328	11,111	11,522	11,948	12,420	12,024	11,337	11,891	11,666	11,442	11,831	10,814	10,959	9,877	9,358	10,307	10,974	10,307	11,534	11,505	12,502	12,635	12,972	13,662	13,002	13,470	13,163	13,850	13,587	13,441	13,619	13,054	12,822	12,415	12,169	12,343	11,789	10,404	10,779	10,996	10,505	10,072	9,856	9,336		8,759	10,404	11,371	11,674	11,321	11,181	10,857	10,520	10,885	11,251	10,600	11,218	11,007	10,895	10,740	9,982	10,529	10,529	11,480	11,400	11,681	11,413	11,705	12,012	11,852	12,039	12,653	11,932	11,770	11,783	11,600	11,457	11,444	11,104	11,165	10,852	10,475	10,175	9,980	9,576	9,296	9,604	9,668	9,527	9,488	9,077	9,522	9,574	9,407	8,640	8,858	9,292	9,478	9,727	9,081	9,404	10,000
C000123188
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional shares
Account Value	$ 865,962	875,193	853,305	814,101	777,400	787,409	768,225	736,528	758,881	742,491	780,189	770,355	743,310	724,461	743,285	702,215	723,153	694,162	677,251	678,056	636,436	574,150	594,912	616,473	640,429	619,667	584,079	613,048	601,304	589,560	609,134	556,676	563,441	507,869	480,855	530,252	563,441	529,481	592,008	590,484	641,532	647,627	665,151	700,199	665,828	690,013	673,386	708,907	694,547	686,989	696,300	667,132	654,417	633,476	620,761	628,988	600,938	530,631	549,133	560,234	535,072	512,870	501,769	475,126		445,523	529,151	577,256	592,798	574,876	567,699	551,192	533,967	551,910	570,570	536,976	568,437	556,996	551,991	543,411	505,515	532,574	531,895	580,064	575,994	590,241	575,994	590,476	606,015	597,908	607,366	638,444	601,286	593,150	593,809	584,592	576,692	575,376	558,918	561,191	545,457	527,100	512,022	501,532	481,864	467,290	482,759	485,337	478,247	476,313	455,044	477,853	479,772	471,456	433,075	443,310	465,059	474,597	486,369	454,151	470,260	500,000
C000200995
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y shares
Account Value	$ 17,048	17,246	16,805	16,035	15,314	15,511	15,118	14,512	14,960	14,638	15,362	15,169	14,638	14,284	14,642	13,835	14,262	13,676	13,344	13,360	12,538	11,312	11,721	12,161	12,616	12,224	11,512	12,082	11,835	11,620	12,005	10,972	11,114	10,004	9,472	10,445	11,099	10,430	11,665	11,635	12,641	12,776	13,107	13,812	13,138	13,600	13,287	13,972	13,704	13,555	13,727	13,166	12,916	12,503	12,252	12,414	11,851	10,464	10,829	11,048	10,552	10,129	9,910	9,384		8,786	10,450	11,398	11,705	11,349	11,207	10,881	10,541	10,909	11,278	10,604	11,239	11,013	10,900	10,745	9,983	10,542	10,516	11,480	11,400	11,668	11,413	11,705	12,012	11,852	12,039	12,653	11,932	11,770	11,783	11,600	11,457	11,444	11,104	11,165	10,852	10,475	10,175	9,980	9,576	9,296	9,604	9,668	9,527	9,488	9,077	9,522	9,574	9,407	8,640	8,858	9,292	9,478	9,727	9,081	9,404	10,000
C000009468
Account Value [Line Items]
Line Graph and Table Measure Name	Investor shares
Account Value	$ 11,998	12,038	11,855	11,955	11,924	11,940	11,685	11,630	11,796	11,697	12,040	11,875	11,718	11,427	11,306	11,096	11,396	11,303	11,424	11,433	10,994	10,506	10,682	10,960	11,025	11,056	11,100	11,199	11,132	10,910	11,165	10,814	10,817	10,447	10,645	11,158	11,433	11,141	11,404	11,385	11,844	12,216	12,383	12,672	12,691	12,678	12,677	12,781	12,778	12,682	12,552	12,528	12,417	12,560	12,754	12,780	12,702	12,511	12,596	12,611	12,645	12,414	12,245	12,133		11,842	12,014	11,816	11,612	11,624	11,636	11,613	11,671	11,381	11,338	11,206	11,015	10,982	10,799	10,771	10,639	10,501	10,458	10,555	10,621	10,560	10,571	10,577	10,507	10,582	10,523	10,606	10,737	10,691	10,690	10,686	10,733	10,639	10,590	10,599	10,515	10,422	10,432	10,358	10,340	10,328	10,580	10,683	10,685	10,673	10,551	10,394	10,374	10,308	10,179	10,132	9,995	10,041	10,044	10,047	9,979	10,000
C000110199
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional shares
Account Value	$ 617,488	619,417	609,795	614,816	612,449	613,733	600,423	597,436	605,915	600,625	617,641	609,558	600,715	586,103	579,751	568,780	584,101	579,152	585,290	585,591	562,848	537,535	547,062	560,720	563,915	564,821	566,911	572,442	568,890	557,335	570,347	552,156	552,165	533,029	543,072	569,288	582,689	568,140	581,484	580,409	603,800	622,170	630,617	644,737	646,107	645,270	644,493	650,217	649,927	644,823	638,007	636,623	630,828	637,956	647,221	648,940	644,765	634,876	638,547	639,130	641,248	629,306	620,545	614,685		599,673	608,340	598,626	587,555	588,044	588,519	587,195	589,987	575,098	572,774	565,936	556,097	554,782	544,832	543,306	536,979	529,736	527,429	532,233	535,427	532,227	532,130	532,790	529,152	532,306	529,680	533,788	540,249	537,777	537,604	537,256	539,503	534,155	532,036	532,374	527,986	523,649	523,532	519,689	518,655	518,446	530,983	535,574	535,510	534,818	529,018	520,503	519,851	516,432	509,795	507,323	500,346	502,988	502,984	503,044	499,965	500,000
C000200994
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y shares
Account Value	$ 12,111	12,149	11,962	12,060	12,015	12,040	11,782	11,724	11,890	11,787	12,131	11,962	11,791	11,507	11,383	11,170	11,469	11,373	11,493	11,500	11,057	10,553	10,739	11,017	11,080	11,098	11,139	11,248	11,179	10,954	11,209	10,854	10,855	10,482	10,679	11,191	11,464	11,169	11,430	11,410	11,867	12,237	12,402	12,689	12,706	12,690	12,686	12,788	12,783	12,684	12,552	12,528	12,417	12,560	12,754	12,780	12,702	12,511	12,596	12,611	12,645	12,414	12,245	12,133		11,842	12,014	11,816	11,612	11,624	11,636	11,613	11,671	11,381	11,338	11,206	11,015	10,982	10,799	10,771	10,639	10,501	10,458	10,555	10,621	10,560	10,571	10,577	10,507	10,582	10,523	10,606	10,737	10,691	10,690	10,686	10,733	10,639	10,590	10,599	10,515	10,422	10,432	10,358	10,340	10,328	10,580	10,683	10,685	10,673	10,551	10,394	10,374	10,308	10,179	10,132	9,995	10,041	10,044	10,047	9,979	10,000
Domini Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,019	35,228	33,523	31,538	31,753	33,649	34,093	33,170	33,979	32,095	32,390	31,711	30,959	30,587	29,527	28,132	29,330	28,416	26,975	26,530	25,377	23,253	23,753	24,942	25,345	24,556	23,034	22,935	22,583	21,784	22,328	21,009	22,293	21,113	19,531	21,512	22,427	20,534	22,380	22,340	24,474	23,599	24,326	25,652	24,552	24,723	23,103	24,230	23,515	22,969	22,446	22,290	21,160	20,272	19,727	19,929	19,192	17,298	17,770	18,472	17,233	16,313	15,995	15,268		13,533	15,440	16,825	16,831	16,338	15,766	15,431	15,147	15,391	15,172	14,173	15,134	14,545	14,268	13,824	12,799	14,070	13,788	14,801	14,717	14,252	13,741	13,656	13,335	13,285	13,631	14,153	13,386	13,239	12,845	12,552	12,299	12,261	12,013	11,939	11,773	11,653	11,639	11,195	10,986	10,773	10,389	10,581	10,579	10,564	10,188	10,162	9,982	9,943	9,312	9,324	9,811	9,968	9,938	9,165	9,397	10,000
Domini Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,800,930	1,761,398	1,676,162	1,576,904	1,587,670	1,682,467	1,704,627	1,658,520	1,698,955	1,604,755	1,619,492	1,585,561	1,547,946	1,529,329	1,476,355	1,406,608	1,466,508	1,420,794	1,348,775	1,326,484	1,268,840	1,162,659	1,187,631	1,247,092	1,267,269	1,227,825	1,151,697	1,146,766	1,129,152	1,089,179	1,116,419	1,050,451	1,114,655	1,055,645	976,545	1,075,608	1,121,359	1,026,698	1,119,017	1,117,006	1,223,714	1,179,938	1,216,306	1,282,617	1,227,620	1,236,149	1,155,172	1,211,507	1,175,764	1,148,431	1,122,282	1,114,480	1,057,984	1,013,589	986,365	996,429	959,581	864,877	888,512	923,609	861,656	815,653	799,738	763,400		676,653	771,995	841,228	841,564	816,894	788,280	771,537	757,374	769,533	758,609	708,649	756,700	727,246	713,406	691,218	639,957	703,482	689,418	740,036	735,842	712,611	687,052	682,819	666,750	664,226	681,537	707,649	669,299	661,951	642,234	627,611	614,943	613,043	600,669	596,968	588,668	582,666	581,968	559,746	549,309	538,644	519,425	529,054	528,948	528,209	509,411	508,090	499,106	497,167	465,600	466,206	490,536	498,411	496,921	458,245	469,850	500,000
Domini Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,019	35,228	33,523	31,538	31,753	33,649	34,093	33,170	33,979	32,095	32,390	31,711	30,959	30,587	29,527	28,132	29,330	28,416	26,975	26,530	25,377	23,253	23,753	24,942	25,345	24,556	23,034	22,935	22,583	21,784	22,328	21,009	22,293	21,113	19,531	21,512	22,427	20,534	22,380	22,340	24,474	23,599	24,326	25,652	24,552	24,723	23,103	24,230	23,515	22,969	22,446	22,290	21,160	20,272	19,727	19,929	19,192	17,298	17,770	18,472	17,233	16,313	15,995	15,268		13,533	15,440	16,825	16,831	16,338	15,766	15,431	15,147	15,391	15,172	14,173	15,134	14,545	14,268	13,824	12,799	14,070	13,788	14,801	14,717	14,252	13,741	13,656	13,335	13,285	13,631	14,153	13,386	13,239	12,845	12,552	12,299	12,261	12,013	11,939	11,773	11,653	11,639	11,195	10,986	10,773	10,389	10,581	10,579	10,564	10,188	10,162	9,982	9,943	9,312	9,324	9,811	9,968	9,938	9,165	9,397	10,000
Domini Index: MSCI World Equal Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Equal Weighted Index (net)
Account Value	$ 20,121	20,125	19,510	18,680	18,233	18,542	18,468	17,761	18,572	17,945	18,629	18,196	17,657	16,936	17,209	16,677	17,315	16,703	16,339	16,494	15,469	14,111	14,820	15,477	16,073	15,411	14,615	15,168	14,974	14,869	15,283	14,133	14,454	13,300	12,524	13,905	14,482	13,562	14,953	14,907	16,100	15,932	16,096	16,988	16,301	17,017	16,493	17,038	16,695	16,577	16,580	16,229	15,696	15,174	14,690	14,788	14,186	12,338	12,606	12,916	12,216	11,852	11,628	11,021	10,000
Domini Index: MSCI World Equal Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Equal Weighted Index (net)
Account Value	$ 1,006,052	1,006,239	975,518	933,996	911,632	927,115	923,423	888,034	928,596	897,228	931,439	909,795	882,870	846,781	860,457	833,857	865,770	835,165	816,967	824,700	773,428	705,552	741,021	773,859	803,650	770,528	730,774	758,408	748,720	743,464	764,165	706,658	722,700	665,011	626,223	695,261	724,118	678,097	747,626	745,361	805,008	796,577	804,800	849,397	815,068	850,845	824,655	851,916	834,769	828,857	828,977	811,460	784,777	758,678	734,492	739,411	709,275	616,886	630,282	645,808	610,794	592,620	581,419	551,030	$ 500,000
Domini Index: MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Account Value	$ 18,146	18,404	18,007	17,219	16,465	16,532	16,217	15,408	15,766	15,856	16,768	16,615	16,092	15,633	15,889	15,297	15,699	15,200	14,926	14,841	14,092	12,895	13,440	13,915	14,470	14,016	13,406	13,998	13,614	13,284	13,568	12,551	12,541	11,272	10,697	11,800	12,389	11,801	13,008	12,911	13,804	13,716	13,963	14,672	13,958	14,638	14,287	14,714	14,459	14,351	14,514	14,056	13,645	13,338	13,046	13,186	12,600	10,909	11,363	11,666	11,096	10,843	10,487	10,049		9,440	10,894	11,977	12,232	11,847	11,715	11,309	10,993	11,286	11,431	10,791	11,335	11,025	10,956	10,684	10,025	10,536	10,550	11,462	11,363	11,587	11,309	11,448	11,712	11,451	11,661	12,212	11,628	11,444	11,325	11,155	10,884	10,888	10,584	10,603	10,227	9,974	9,707	9,570	9,300	8,993	9,175	9,367	9,253	9,247	8,801	9,106	9,190	8,931	8,386	8,542	9,208	9,334	9,481	8,794	9,264	10,000
Domini Index: MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Account Value	$ 907,307	920,190	900,352	860,960	823,250	826,585	810,863	770,379	788,305	792,801	838,393	830,726	804,577	781,647	794,473	764,872	784,974	759,979	746,318	742,044	704,608	644,761	672,004	695,772	723,489	700,783	670,285	699,891	680,695	664,223	678,401	627,568	627,066	563,605	534,841	590,006	619,429	590,045	650,402	645,561	690,218	685,808	698,166	733,614	697,882	731,916	714,344	735,693	722,941	717,538	725,702	702,784	682,255	666,922	652,291	659,313	630,017	545,470	568,138	583,304	554,788	542,156	524,329	502,471		471,981	544,698	598,833	611,616	592,364	585,745	565,445	549,670	564,285	571,544	539,548	566,752	551,262	547,811	534,189	501,256	526,806	527,492	573,112	568,169	579,350	565,441	572,424	585,600	572,546	583,041	610,578	581,392	572,180	566,234	557,756	544,206	544,424	529,183	530,137	511,370	498,703	485,342	478,500	465,011	449,636	458,773	468,353	462,669	462,341	440,040	455,324	459,498	446,569	419,287	427,112	460,406	466,694	474,069	439,698	463,219	500,000
Domini Index: MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Account Value	$ 18,146	18,404	18,007	17,219	16,465	16,532	16,217	15,408	15,766	15,856	16,768	16,615	16,092	15,633	15,889	15,297	15,699	15,200	14,926	14,841	14,092	12,895	13,440	13,915	14,470	14,016	13,406	13,998	13,614	13,284	13,568	12,551	12,541	11,272	10,697	11,800	12,389	11,801	13,008	12,911	13,804	13,716	13,963	14,672	13,958	14,638	14,287	14,714	14,459	14,351	14,514	14,056	13,645	13,338	13,046	13,186	12,600	10,909	11,363	11,666	11,096	10,843	10,487	10,049		9,440	10,894	11,977	12,232	11,847	11,715	11,309	10,993	11,286	11,431	10,791	11,335	11,025	10,956	10,684	10,025	10,536	10,550	11,462	11,363	11,587	11,309	11,448	11,712	11,451	11,661	12,212	11,628	11,444	11,325	11,155	10,884	10,888	10,584	10,603	10,227	9,974	9,707	9,570	9,300	8,993	9,175	9,367	9,253	9,247	8,801	9,106	9,190	8,931	8,386	8,542	9,208	9,334	9,481	8,794	9,264	10,000
Domini Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,794	11,826	11,647	11,730	11,685	11,680	11,429	11,368	11,558	11,437	11,728	11,573	11,409	11,148	11,044	10,860	11,141	11,039	11,197	11,228	10,814	10,346	10,511	10,786	10,855	10,862	10,902	11,022	10,955	10,684	10,968	10,641	10,689	10,310	10,445	10,916	11,233	10,965	11,140	11,069	11,505	11,834	11,968	12,231	12,263	12,226	12,230	12,337	12,361	12,224	12,139	12,099	12,004	12,156	12,334	12,423	12,406	12,286	12,341	12,347	12,448	12,265	12,189	12,132		11,919	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,944	10,941	10,735	10,741	10,629	10,437	10,374	10,457	10,524	10,457	10,455	10,468	10,394	10,472	10,405	10,505	10,627	10,579	10,592	10,586	10,637	10,542	10,497	10,508	10,427	10,348	10,353	10,284	10,263	10,249	10,498	10,578	10,585	10,596	10,530	10,344	10,341	10,302	10,208	10,136	9,998	10,030	10,056	10,054	9,986	10,000
Domini Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 589,719	591,279	582,326	586,525	584,229	584,009	571,437	568,422	577,879	571,834	586,376	578,627	570,432	557,412	552,182	542,977	557,049	551,951	559,861	561,403	540,705	517,281	525,574	539,279	542,746	543,122	545,085	551,086	547,745	534,177	548,380	532,046	534,456	515,506	522,243	545,822	561,661	548,265	557,002	553,460	575,263	591,712	598,414	611,563	613,157	611,323	611,507	616,874	618,048	611,202	606,954	604,957	600,216	607,813	616,694	621,166	620,298	614,278	617,055	617,363	622,405	613,267	609,428	606,577		595,968	599,506	588,905	577,811	578,216	578,505	576,775	579,848	565,209	563,968	556,951	547,211	547,046	536,741	537,063	531,430	521,828	518,716	522,847	526,214	522,868	522,764	523,392	519,702	523,597	520,267	525,257	531,368	528,935	529,623	529,306	531,858	527,114	524,858	525,383	521,368	517,385	517,643	514,198	513,172	512,454	524,894	528,914	529,232	529,815	526,498	517,188	517,033	515,076	510,380	506,782	499,884	501,489	502,796	502,695	499,300	500,000
Domini Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,794	$ 11,826	$ 11,647	$ 11,730	$ 11,685	$ 11,680	$ 11,429	$ 11,368	$ 11,558	$ 11,437	$ 11,728	$ 11,573	$ 11,409	$ 11,148	$ 11,044	$ 10,860	$ 11,141	$ 11,039	$ 11,197	$ 11,228	$ 10,814	$ 10,346	$ 10,511	$ 10,786	$ 10,855	$ 10,862	$ 10,902	$ 11,022	$ 10,955	$ 10,684	$ 10,968	$ 10,641	$ 10,689	$ 10,310	$ 10,445	$ 10,916	$ 11,233	$ 10,965	$ 11,140	$ 11,069	$ 11,505	$ 11,834	$ 11,968	$ 12,231	$ 12,263	$ 12,226	$ 12,230	$ 12,337	$ 12,361	$ 12,224	$ 12,139	$ 12,099	$ 12,004	$ 12,156	$ 12,334	$ 12,423	$ 12,406	$ 12,286	$ 12,341	$ 12,347	$ 12,448	$ 12,265	$ 12,189	$ 12,132		$ 11,919	$ 11,990	$ 11,778	$ 11,556	$ 11,564	$ 11,570	$ 11,535	$ 11,597	$ 11,304	$ 11,279	$ 11,139	$ 10,944	$ 10,941	$ 10,735	$ 10,741	$ 10,629	$ 10,437	$ 10,374	$ 10,457	$ 10,524	$ 10,457	$ 10,455	$ 10,468	$ 10,394	$ 10,472	$ 10,405	$ 10,505	$ 10,627	$ 10,579	$ 10,592	$ 10,586	$ 10,637	$ 10,542	$ 10,497	$ 10,508	$ 10,427	$ 10,348	$ 10,353	$ 10,284	$ 10,263	$ 10,249	$ 10,498	$ 10,578	$ 10,585	$ 10,596	$ 10,530	$ 10,344	$ 10,341	$ 10,302	$ 10,208	$ 10,136	$ 9,998	$ 10,030	$ 10,056	$ 10,054	$ 9,986	$ 10,000